Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 141,825	$ 151,000
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	132,402	132,913
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	8,919	16,130
Computer Software
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 504	$ 1,957